Note 8 - Income Taxes (Details) - Components of Deferred Income Taxes (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Valuation allowance	$ (19,700,000)	$ (15,800,000)
Deferred tax liabilities:
Undistributed foreign earnings	43,500,000
Successor [Member]
Deferred tax assets:
Accounts receivable	5,900	1,700
Inventory		3,300
Accrued liabilities	9,700	3,700
Employee benefits	20,200	12,300
Research and development costs	11,200	14,100
Tax credits	39,300	34,000
Net operating losses	17,500	21,400
Goodwill	31,800
Other	12,500	8,200
Total deferred tax assets	148,100	98,700
Valuation allowance	(19,700)	(15,800)
Total gross deferred tax assets	128,400	82,900
Deferred tax liabilities:
Plant and equipment	19,700	17,500
Intangibles	280,700	210,400
Undistributed foreign earnings	2,600	6,300
Other	2,500	8,000
Total gross deferred tax liabilities	305,500	242,200
Net deferred tax liability	$ 177,100	$ 159,300